Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Entity File Number	814-01938
Entity Registrant Name	SOUND POINT DIRECT LENDING BDC
Entity Central Index Key	0002061174
Entity Tax Identification Number	33-4342329
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	(212)
Local Phone Number	895-2280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true